income taxes - Expense composition (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Current income tax expense
For the current reporting period	$ 150	$ 83	$ 279	$ 285
Adjustments recognized in the current period for income taxes of prior periods	(15)	(2)	(15)	(4)
Total	135	81	264	281
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(25)	32	(22)	(28)
Revaluation of deferred income tax liability to reflect future income tax rates		(2)		(5)
Adjustments recognized in the current period for income taxes of prior periods	1	6	1	8
Total	(24)	36	(21)	(25)
Income taxes	$ 111	$ 117	$ 243	$ 256